Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000000815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Accumulated Value	$ 9,550		$ 10,229	$ 10,240	$ 10,281	$ 11,143	$ 11,410	$ 11,809	$ 10,701	$ 10,860	$ 11,557	$ 11,407
C000000817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,630	10,563	10,525	11,323	11,508	11,821	10,640	10,708	11,306	11,074
C000073398 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,744	10,776	10,853	11,793	12,106	12,552	11,411	11,601	12,375	12,246
C000130452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,075,964	1,080,921	1,089,973	1,184,883	1,217,084	1,262,055	1,147,471	1,166,773	1,245,077	1,232,500
C000000818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		10,733	10,769	10,837	11,773	12,082	12,531	11,381	11,569	12,340	12,201
C000046743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Accumulated Value	9,548		10,761	10,951	11,619	12,483	12,394	13,642	11,803	11,564	12,679	12,108
C000046744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		11,189	11,300	11,899	12,687	12,491	13,644	11,721	11,384	12,384	11,745
C000073399 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,302	11,528	12,262	13,208	13,143	14,491	12,572	12,344	13,567	12,998
C000130453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,129,846	1,152,811	1,226,190	1,320,548	1,314,380	1,450,468	1,259,081	1,235,706	1,358,359	1,301,560
C000007813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		11,278	11,490	12,208	13,134	13,049	14,387	12,469	12,232	13,431	12,843
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,688	$ 10,782	$ 10,835	$ 11,780	$ 12,161	$ 12,575	$ 11,490	$ 11,685	$ 12,397	$ 12,405